Capital Management - Additional Information (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital Management [Abstract]
Equity	$ 211,640	$ 86,368	$ 33,677